UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Zankel Management, L.P.
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Address:   20 East 68th Street
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           New York, New York  10021
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Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Zankel
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Title:     Managing Member of General Partner
           --------------------------------------------------
Phone:
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Arthur Zankel          New York, New York            10/__/01
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            16
                                               -------------

Form 13F Information Table Value Total:           $233,054
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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
                                                  Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------

ARCHSTONE CMNTYS TR               SH BEN INT     039581103  21,227   813,300  SH        SOLE                 813,300   0        0
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ARDEN RLTY GROUP INC              COM            039793104  16,449   643,300  SH        SOLE                 643,300   0        0
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AVALONBAY CMNTYS INC              COM            053484101  10,968   229,700  SH        SOLE                 229,700   0        0
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BEDFORD PPTY INVS INC             COM PAR $0.02  076446301   8,123   401,300  SH        SOLE                 401,300   0        0
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BOSTON PROPERTIES INC             COM            101121101   4,271   112,000  SH        SOLE                 112,000   0        0
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EQUITY OFFICE PROPERTIES TRUST    COM            294741103  18,880   590,019  SH        SOLE                 590,019   0        0
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GABLES RESIDENTIAL TR             SH BEN INT     362418105  21,170   690,500  SH        SOLE                 690,500   0        0
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MACK CALI RLTY CORP               COM            554489104  23,603   761,400  SH        SOLE                 761,400   0        0
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PUBLIC STORAGE INC                COM            74460D109   4,065   121,700  SH        SOLE                 121,700   0        0
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RECKSON ASSOCS RLTY CORP          COM            75621K106  24,462 1,012,900  SH        SOLE               1,012,900   0        0
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REGENCY CTRS CORP                 COM            758849103     646    25,100  SH        SOLE                  25,100   0        0
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SECURITY CAP GROUP INC            CL A           81413P105  16,165    17,016  SH        SOLE                  17,016   0        0
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SECURITY CAP GROUP INC            CL B           81413P204  22,426 1,198,602  SH        SOLE               1,198,602   0        0
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SHURGARD STORAGE CTRS INC         COM            82567D104   8,509   282,300  SH        SOLE                 282,300   0        0
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SUMMIT PPTYS INC                  COM            866239106  23,389   891,000  SH        SOLE                 891,000   0        0
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TRIZEC HAHN CORP                  SUB VTG        896938107   8,701   483,100  SH        SOLE                 483,100   0        0
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